Notes Payable and Other Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Loans	$ 133,361	$ 210,888	$ 210,888
Less discount	(34,382)	0
Director [Member]
Related Party Transaction [Line Items]
Related Party Loans	0	21,888	21,888
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans				$ 25,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Loans	92,743	154,000	$ 154,000
2011 Notes [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans	35,000	35,000
The 2018 Convertible Notes [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Loans	$ 40,000	$ 0